Putnam ESG Core Bond ETF
The fund's portfolio
1/31/25 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (29.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (11.4%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/53	$1,584,022	$1,644,624
6.00%, TBA, 2/1/55	25,000,000	25,214,844
6.00%, with due dates from 2/20/53 to 7/20/54	5,069,102	5,194,880
5.50%, with due dates from 9/20/52 to 6/20/54	4,007,962	4,007,107
5.00%, TBA, 2/1/55	12,000,000	11,662,500
5.00%, 10/20/52	1,411,818	1,376,788
4.50%, 9/20/52	2,829,669	2,682,224
4.00%, TBA, 2/1/55	1,000,000	920,938
4.00%, 2/20/48	1,750,553	1,633,578
3.50%, with due dates from 1/20/52 to 3/20/52	3,705,032	3,320,183
3.00%, with due dates from 3/20/43 to 1/20/54	9,255,037	8,083,049
2.50%, with due dates from 4/20/51 to 2/20/53	12,905,152	10,804,759
2.00%, with due dates from 2/20/51 to 7/20/51	5,731,267	4,598,438

		81,143,912
U.S. Government Agency Mortgage Obligations (18.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	29,578	30,397
6.00%, 5/1/53	210,745	213,744
5.50%, with due dates from 9/1/52 to 5/1/53	2,058,143	2,047,743
5.00%, 3/1/53	858,122	831,767
4.50%, 8/1/52	466,612	440,073
4.00%, 4/1/52	315,022	288,792
3.50%, 7/1/52	1,138,025	1,008,812
3.00%, with due dates from 10/1/51 to 3/1/52	1,276,656	1,100,406
3.00%, 5/1/35	810,196	760,092
2.50%, with due dates from 1/1/52 to 5/1/52	2,455,201	2,026,936
2.00%, with due dates from 3/1/51 to 1/1/52	1,251,133	978,483
2.00%, 4/1/42	2,316,924	1,928,565
2.00%, with due dates from 8/1/35 to 3/1/36	2,677,849	2,400,621
1.50%, 10/1/51	2,796,407	2,069,638
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/1/53 to 7/1/54	1,758,393	1,809,186
6.00%, with due dates from 4/1/53 to 5/1/54	4,849,162	4,933,737
5.50%, 4/1/50	276,011	277,048
5.00%, with due dates from 10/1/52 to 2/1/53	1,969,677	1,910,210
4.50%, with due dates from 7/1/52 to 11/1/52	2,793,597	2,635,777
4.00%, with due dates from 6/1/52 to 5/1/53	3,602,066	3,332,630
3.50%, 10/1/56	955,920	845,192
3.50%, with due dates from 7/1/50 to 7/1/52	8,098,164	7,190,644
3.00%, with due dates from 4/1/51 to 4/1/52	7,437,962	6,344,781
3.00%, 11/1/32	261,037	247,288
2.50%, with due dates from 12/1/51 to 5/1/52	18,249,116	14,978,484
2.50%, with due dates from 7/1/36 to 7/1/37	3,947,371	3,617,973
2.00%, with due dates from 9/1/50 to 4/1/52	23,515,919	18,445,964
2.00%, with due dates from 5/1/36 to 6/1/36	2,251,851	2,010,344
1.50%, 11/1/41	2,692,118	2,193,101
1.50%, 7/1/36	2,118,362	1,843,453
Uniform Mortgage-Backed Securities
5.50%, TBA, 2/1/55	18,000,000	17,778,768
5.00%, TBA, 2/1/55	5,000,000	4,828,727
4.50%, TBA, 2/1/55	2,000,000	1,882,344
4.00%, TBA, 2/1/55	5,000,000	4,572,656
3.00%, TBA, 2/1/55	1,000,000	850,571
2.50%, TBA, 2/1/55	5,000,000	4,075,659
2.00%, TBA, 2/1/55	9,000,000	7,007,344
1.50%, TBA, 2/1/40	1,000,000	864,481

		130,602,431

Total U.S. government and agency mortgage obligations (cost $215,211,145)		$211,746,343

U.S. TREASURY OBLIGATIONS (33.3%)(a)
	Principal amount	Value
U.S. Treasury Bonds
4.00%, 11/15/52	$27,500,000	$23,948,096
3.625%, 2/15/53	3,840,000	3,123,975
3.375%, 11/15/48	3,010,000	2,360,322
2.875%, 5/15/52	8,340,000	5,834,091
2.75%, 8/15/42	9,230,000	6,962,521
2.375%, 5/15/51	20,720,000	13,043,888
2.375%, 2/15/42	6,450,000	4,615,403
2.00%, 8/15/51	2,020,000	1,156,292
U.S. Treasury Notes
4.50%, 11/15/33	1,610,000	1,608,302
4.00%, 2/15/34	39,420,000	37,885,546
3.875%, 8/15/33	12,060,000	11,522,953
3.375%, 5/15/33	29,100,000	26,847,023
2.75%, 8/15/32	8,460,000	7,538,488
2.50%, 2/28/26	2,530,000	2,484,427
2.375%, 3/31/29	3,130,000	2,900,569
1.875%, 2/28/29	17,000,000	15,468,672
1.625%, 5/15/26	16,540,000	16,009,557
1.50%, 2/15/30	1,320,000	1,152,087
1.25%, 4/30/28	8,980,000	8,170,748
1.25%, 3/31/28	24,000,000	21,896,250
0.50%, 2/28/26	22,890,000	22,000,841

Total U.S. treasury obligations (cost $244,150,609)		$236,530,051

CORPORATE BONDS AND NOTES (29.1%)(a)
	Principal amount	Value
Basic materials (0.9%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.80%, 11/15/30 (Germany)	$1,280,000	$1,330,579
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)	132,000	135,743
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)	680,000	693,011
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	483,000	427,727
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	1,455,000	1,378,444
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	361,000	345,327
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	122,000	104,082
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	483,000	470,309
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	920,000	1,044,530
Weyerhaeuser Co. sr. unsec. unsub. bonds 3.375%, 3/9/33(R)	849,000	741,734

		6,671,486
Capital goods (1.5%)
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	27,000	26,939
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	1,027,000	995,252
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	535,000	360,068
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	797,000	715,317
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	944,000	903,823
Boeing Co. (The) sr. unsec. unsub. notes 6.528%, 5/1/34	1,658,000	1,752,277
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27	1,430,000	1,440,958
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	413,000	428,634
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	693,000	646,765
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	740,000	732,280
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	1,335,000	1,344,583
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	275,000	273,274
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	1,349,000	1,321,646

		10,941,816
Communication services (2.7%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	661,000	574,555
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	2,751,000	2,487,280
Charter Communications Operating, LLC/Charter Communications Operating Capital Crop. company guaranty sr. sub. bonds 4.80%, 3/1/50	366,000	275,764
Charter Communications Operating, LLC/Charter Communications Operating Capital Crop. company guaranty sr. sub. notes 4.908%, 7/23/25	56,000	55,973
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	610,000	591,121
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	605,000	587,314
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29(R)	435,000	432,588
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	600,000	553,754
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	800,000	796,100
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	1,056,000	947,567
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	3,802,000	4,036,261
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	3,122,000	2,951,792
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	605,000	592,647
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 3.30%, 2/15/51	1,947,000	1,290,929
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	590,000	553,231
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28	655,000	604,292
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	870,000	985,060
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	844,000	779,350

		19,095,578
Consumer cyclicals (2.3%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	445,000	432,442
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	750,000	677,621
Brunswick Corp. sr. unsec. unsub. notes 2.40%, 8/18/31	1,003,000	826,544
Brunswick Corp./DE sr. unsec. bonds 5.10%, 4/1/52	845,000	663,500
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	930,000	888,192
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	1,695,000	1,641,849
Dick's Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52	645,000	469,568
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	356,000	338,779
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	408,000	388,419
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	408,000	403,031
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 12/15/31	395,000	394,005
Hyatt Hotels Corp. sr. unsec. notes 5.25%, 6/30/29	585,000	587,662
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	521,000	546,168
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	186,000	187,212
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	635,000	664,832
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	221,000	222,456
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	361,000	308,900
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	478,000	459,813
Moody's Corp. sr. unsec. sub. bonds 5.00%, 8/5/34	405,000	397,476
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	255,000	249,254
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	190,000	187,143
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,312,000	1,339,234
Paramount Global sr. unsec. notes 4.95%, 1/15/31	1,350,000	1,279,215
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	483,000	459,078
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	478,000	430,975
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	239,000	198,727
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	343,000	338,530
Tapestry, Inc. sr. unsec. bonds 5.50%, 3/11/35	541,000	533,407
Tapestry, Inc. sr. unsec. notes 5.10%, 3/11/30	444,000	441,176
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	635,000	599,310
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	112,000	110,066

		16,664,584
Consumer staples (1.0%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	570,000	576,992
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	675,000	664,147
Boeing Co. (The) 144A company guaranty sr. unsec. sub. bonds 5.95%, 4/20/35	2,250,000	2,282,243
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,268,000	1,250,535
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	230,000	213,002
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	209,000	205,248
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	1,935,000	1,904,126

		7,096,293
Energy (2.0%)
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	547,000	495,876
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	840,000	918,094
Canadian Natural Resources, Ltd. 144A sr. unsec. notes 5.00%, 12/15/29 (Canada)	271,000	267,877
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	615,000	596,648
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	1,073,000	931,571
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	420,000	440,445
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	400,000	412,878
DT Midstream, Inc. 144A sr. bonds 5.80%, 12/15/34	970,000	969,068
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. bonds 5.65%, 10/15/54	286,000	271,403
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. notes 5.80%, 1/15/35	744,000	756,806
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	825,000	798,463
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	465,000	477,846
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	361,000	373,911
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	168,000	172,368
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	2,217,000	2,254,245
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	170,000	170,345
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	830,000	827,180
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	861,000	834,912
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	1,690,000	1,722,088
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.60%, 3/15/35	664,000	666,719

		14,358,743
Financials (10.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,795,000	1,575,225
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.875%, 4/1/28 (Ireland)	485,000	484,139
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.625%, 9/10/29 (Ireland)	150,000	146,991
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	727,000	718,675
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	744,000	689,804
Aircastle, Ltd./Aircastle Ireland DAC 144A sr. unsec. notes 5.25%, 3/15/30	490,000	487,276
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	244,000	273,846
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	720,000	745,217
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	839,000	830,343
Arthur J Gallagher & Co. sr. unsec. notes 4.85%, 12/15/29	455,000	451,975
Athene Global Funding 144A notes 5.526%, 7/11/31	1,000,000	1,003,013
Athene Global Funding 144A notes 5.322%, 11/13/31	635,000	627,513
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	295,000	296,103
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	342,000	346,178
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	765,000	651,835
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	845,000	847,825
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	600,000	691,868
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	400,000	424,880
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,610,000	1,610,866
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	727,000	643,863
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,125,000	1,889,544
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	4,698,000	4,629,005
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	1,165,000	1,135,907
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	513,000	491,744
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	1,105,000	1,095,765
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	790,000	672,151
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,165,000	1,163,985
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	465,000	455,129
CNO Global Funding 144A notes 4.95%, 9/9/29	956,000	949,723
CNO Global Funding 144A notes 2.65%, 1/6/29	773,000	705,781
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	875,000	883,215
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	458,515
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	483,000	460,914
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	1,550,000	1,548,962
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	188,000	184,694
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	585,000	597,729
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	605,000	602,230
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	483,000	296,287
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	185,000	183,050
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	590,000	614,021
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	3,060,000	3,144,898
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	1,000,000	969,884
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	570,000	580,747
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	412,000	405,414
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	845,000	894,608
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	488,000	489,104
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	183,000	176,356
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,343,000	1,313,913
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	730,000	743,883
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	1,683,000	1,339,683
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	132,000	129,761
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	800,000	710,259
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	1,285,000	1,324,261
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	460,000	460,000
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.785%, 5/15/47	361,000	341,189
JPMorgan Chase & Co. sr. unsec. notes 5.14%, 1/24/31	1,128,000	1,132,752
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.502%, 1/24/36	442,000	444,793
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	3,147,000	3,114,897
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	361,000	367,984
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	6,137,000	5,522,388
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	861,000	821,616
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	895,000	630,820
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	393,000	414,617
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	488,000	480,438
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	608,000	630,644
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	960,000	871,657
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	570,000	582,711
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	580,000	584,330
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,467,000	3,445,095
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	133,000	134,613
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,212,000	2,089,965
Prologis LP sr. unsec. unsub. bonds 5.00%, 3/15/34(R)	845,000	827,935
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	310,000	338,409
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29	475,000	463,935
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35	765,000	772,880
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	1,000,000	1,214,490
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	241,425
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	722,000	588,221
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34(R)	225,000	226,106
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	1,098,000	1,090,697
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29(R)	785,000	743,002
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	122,000	118,620
VICI Properties LP/VICI Note Co., Inc. 144A company guarenty sr. unsec. notes 4.50%, 1/15/28(R)	810,000	794,583
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	239,000	211,975
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	239,000	171,537

		74,662,881
Health care (1.7%)
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	565,000	545,503
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	504,000	487,410
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	949,000	961,451
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31	870,000	720,467
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55	315,000	318,957
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,133,000	995,815
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	1,033,000	938,317
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	960,000	955,220
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	488,000	484,180
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	600,000	579,478
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	455,000	451,157
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	210,000	187,115
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	605,000	618,894
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	200,000	204,574
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	425,000	432,599
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	469,000	467,777
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	550,000	515,349
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	538,000	523,151
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	857,000	852,986
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	170,000	178,017
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	966,000	836,548

		12,254,965
Technology (2.3%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	700,000	699,255
AppLovin Corp. sr. unsec. sub. bonds 5.95%, 12/1/54	61,000	59,932
AppLovin Corp. sr. unsec. sub. notes 5.50%, 12/1/34	318,000	316,787
AppLovin Corp. sr. unsec. sub. notes 5.125%, 12/1/29	461,000	460,683
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	600,000	591,284
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	361,000	345,444
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	1,093,000	1,095,079
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	755,000	758,232
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	1,008,000	953,211
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	789,000	778,434
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	1,025,000	940,619
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	110,000	103,074
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	529,000	510,801
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	265,000	258,628
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	530,000	523,956
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	456,000	449,851
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	582,000	600,892
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	583,000	597,231
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	2,345,000	2,276,780
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	1,212,000	1,214,584
Microsoft Corp. sr. unsec. unsub. bonds 3.50%, 2/12/35	610,000	553,009
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,177,000	1,079,094
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	727,000	562,566
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	483,000	425,635
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	405,000	357,701

		16,512,762
Transportation (0.3%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	1,285,000	1,270,889
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	860,000	858,870

		2,129,759
Utilities and power (3.8%)
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	854,000	896,563
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	700,000	672,220
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	1,365,000	1,392,304
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	708,000	686,388
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	992,000	989,118
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	100,000	99,880
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	417,000	400,250
Electricite De France SA 144A sr. unsec. notes 5.75%, 1/13/35 (France)	190,000	189,287
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)	700,000	715,222
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	900,000	830,150
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	1,235,000	1,203,118
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	685,000	685,714
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	1,345,000	1,355,259
FirstEnergy Transmission, LLC sr. unsec. notes 4.55%, 1/15/30	460,000	450,219
Florida Power & Light Co. sr. bonds 3.95%, 3/1/48	854,000	667,926
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	530,000	527,835
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	715,000	699,924
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	910,000	1,034,069
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. bonds 5.90%, 3/15/55	385,000	383,759
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.30%, 3/15/32	1,275,000	1,273,690
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	925,000	933,671
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	1,255,000	1,224,692
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52	1,060,000	940,429
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34	145,000	154,218
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	710,000	735,063
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	500,000	501,639
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	500,000	412,017
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	340,000	338,975
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	500,000	472,884
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	445,000	423,252
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	380,000	378,446
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	695,000	708,020
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	115,000	117,416
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	520,000	500,458
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	725,000	706,103
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	2,495,000	2,431,129

		26,131,307

Total corporate bonds and notes (cost $205,895,023)		$206,520,174

MORTGAGE-BACKED SECURITIES (5.3%)(a)
	Principal amount	Value
Commercial mortgage-backed securities (5.3%)
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48(WAC)	$618,000	$611,710
BANK FRB Ser. 20-BN28, Class XA, IO, 1.759%, 3/15/63(WAC)	10,232,353	794,388
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	1,344,000	1,181,707
Benchmark Mortgage Trust
Ser. 18-B6, Class AS, 4.441%, 10/10/51	2,211,000	2,124,547
FRB Ser. 20-B20, Class XA, IO, 1.602%, 10/15/53(WAC)	10,162,982	570,475
FRB Ser. 20-B21, Class XA, IO, 1.437%, 12/17/53(WAC)	20,469,376	1,215,109
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	844,000	784,782
CD Mortgage Trust Ser. 18-CD7, Class A4, 4.279%, 8/15/51	672,000	653,675
Citigroup Commercial Mortgage Trust
FRB Ser. 16-P6, Class B, 4.155%, 12/10/49(WAC)	1,216,000	1,090,387
Ser. 16-P6, Class A5, 3.72%, 12/10/49(WAC)	501,000	483,693
Ser. 16-P4, Class AS, 3.075%, 7/10/49	2,394,000	2,273,587
COMM Mortgage Trust
FRB Ser. 17-COR2, Class C, 4.587%, 9/10/50(WAC)	578,000	540,684
FRB Ser. 15-CR26, Class B, 4.463%, 10/10/48(WAC)	1,170,000	1,144,453
Ser. 18-COR3, Class AM, 4.345%, 5/10/51(WAC)	42,000	38,621
FRB Ser. 14-CR15, Class B, 3.921%, 2/10/47(WAC)	349,872	339,456
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	1,002,000	985,262
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57(WAC)	740,000	712,275
Ser. 16-C6, Class AS, 3.346%, 1/15/49	534,000	511,469
FRB Ser. 20-C19, Class XA, IO, 1.088%, 3/15/53(WAC)	970,251	41,715
FRB Ser. 19-C15, Class XA, IO, 0.99%, 3/15/52(WAC)	14,025,366	446,314
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49(WAC)	708,000	677,280
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 3.956%, 10/25/48(WAC)	1,031,000	1,021,206
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C23, Class B, 4.59%, 9/15/47(WAC)	933,645	910,430
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class C, 4.075%, 12/15/47(WAC)	231,808	218,691
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class B, 4.516%, 10/15/48(WAC)	3,074,000	2,976,756
FRB Ser. 14-C16, Class B, 4.305%, 6/15/47(WAC)	12,428	12,290
Ser. 14-C19, Class B, 4.00%, 12/15/47(WAC)	154,568	154,068
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	1,504,000	1,445,010
Ser. 15-C22, Class B, 3.883%, 4/15/48(WAC)	823,000	781,979
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	896,555	843,289
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.78%, 10/15/51(WAC)	1,265,000	1,182,754
Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	1,227,000	1,153,944
UBS Commercial Mortgage Trust
Ser. 18-C14, Class A4, 4.448%, 12/15/51	756,000	730,712
Ser. 17-C1, Class A4, 3.46%, 6/15/50	852,000	821,911
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	2,118,000	2,019,455
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	1,193,000	1,136,376
Ser. 15-C31, Class AS, 4.049%, 11/15/48	796,000	786,657
Ser. 17-C39, Class B, 4.025%, 9/15/50	1,870,000	1,749,855
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	29,000	26,002
FRB Ser. 20-C56, Class B, 3.669%, 6/15/53(WAC)	1,304,000	1,146,947
FRB Ser. 25-5C3, Class XA, IO, 0.819%, 1/15/58(WAC)	10,610,000	381,935
WF-RBS Commercial Mortgage Trust Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	626,322	618,721

		37,340,577

Total mortgage-backed securities (cost $35,595,936)		$37,340,577

ASSET-BACKED SECURITIES (5.1%)(a)
	Principal amount	Value
CarMax Auto Owner Trust Ser. 24-3, Class A3, 4.89%, 7/16/29	$1,320,000	$1,329,745
Chase Auto Owner Trust 144A Ser. 24-3A, Class A3, 5.22%, 7/25/29	4,328,000	4,380,253
Ford Credit Auto Owner Trust Ser. 24-B, Class A3, 5.10%, 4/15/29	4,311,000	4,358,340
GM Financial Consumer Automobile Receivables Trust Ser. 23-1, Class A3, 4.66%, 2/16/28	3,012,296	3,015,049
Harley-Davidson Motorcycle Trust Ser. 24-B, Class A3, 4.31%, 7/16/29	2,298,000	2,290,049
Honda Auto Receivables Owner Trust Ser. 23-1, Class A3, 5.04%, 4/21/27	2,311,324	2,318,998
Hyundai Auto Receivables Trust
Ser. 23-B, Class A3, 5.48%, 4/17/28	4,238,000	4,280,253
Ser. 23-A, Class A3, 4.58%, 4/15/27	3,783,997	3,784,778
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	1,950,000	1,951,570
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 10/27/25	2,350,000	2,363,086
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.205%, 8/4/25	1,900,000	1,901,469
Tesla Auto Lease Trust 144A Ser. 23-A, Class A3, 5.89%, 6/22/26	1,645,566	1,650,832
Toyota Auto Receivables Owner Trust Ser. 22-C, Class A3, 3.76%, 4/15/27	2,865,345	2,855,826

Total asset-backed securities (cost $36,248,269)		$36,480,248

INVESTMENT COMPANIES (1.6%)(a)
	Shares	Value
Franklin Ultra Short Bond ETF(AFF)	450,580	$11,253,055

Total investment companies (cost $11,206,017)		$11,253,055

SHORT-TERM INVESTMENTS (7.1%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.09%(AFF)	49,845,089	$49,845,089
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%	378,000	378,000

Total short-term investments (cost $50,223,089)		$50,223,089
TOTAL INVESTMENTS

Total investments (cost $798,530,088)		$790,093,537

Key to holding's abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IO	Interest Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam ESG Core Bond ETF (the fund) is a non-diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $710,877,706.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Fair value as of 1/31/25
Short-term investments
	Putnam Government Money Market Fund Class P†	$37,207,637	$180,720,734	$168,083,282	$965,475	$—	49,845,089	$49,845,089

	Total Short-term investments	37,207,637	180,720,734	168,083,282	965,475	—	49,845,089	49,845,089
Investment companies
	Franklin Ultra Short Bond ETF ^	—	11,206,017	—	1,792	47,038	450,580	11,253,055

	Total Investment companies	—	11,206,017	—	1,792	47,038	450,580	11,253,055

	Totals	$37,207,637	$191,926,751	$168,083,282	$967,267	$47,038	50,295,669	$61,098,144
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
^ Management fees paid by the fund are reduced by an amount equal to the management fees paid by Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Franklin Ultra Short Bond ETF.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
For investments in State Street Institutional U.S. Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, on certain days the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. These securities, which would generally be classified as level 1 securities, will be transferred to Level 2 on the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$36,480,248	$—
Corporate bonds and notes	—	206,520,174	—
Investment companies	11,253,055	—	—
Mortgage-backed securities	—	37,340,577	—
U.S. government and agency mortgage obligations	—	211,746,343	—
U.S. treasury obligations	—	236,530,051	—
Short-term investments	50,223,089	—	—

Totals by level	$61,476,144	$728,617,393	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com